Revenue (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Revenue Abstract
Contract assets	€ 752
Contract liabilities	587
Receivables, which are included in “Prepayments and other receivables”	€ 270